Commitments and Contingencies (Details) - USD ($)			1 Months Ended
	Feb. 07, 2020	Jan. 17, 2020	May 22, 2020
Commitments and Contingencies (Textual)
Arrow merchandise value		$ 124,000
Ordered additional merchandise		520,000
Forbearance agreement indebtedness		$ 124,000
Inventory, description	DragonWave agreed to repurchase inventory held by Tessco Technologies Incorporated (“Tessco”), one of DragonWave’s customers and note holders. Upon receipt of the inventory, which is valued at $121,482, DragonWave agreed to reimburse Tessco $56,766, representing the balance due after making the initial payment of $60,000. The return of inventory and payment to Tessco of $56,776 was required by February 28, 2020 but has not yet been made. On June 5, 2020, Tessco filed a complaint for confessed judgment against DragonWave in the Circuit Court for Baltimore, Maryland, Case No. 5539212, for approximately $60,000, which it claims is the reimbursement amount.	On June 12, 2020, Arrow and DragonWave entered into a settlement agreement whereby DragonWave was obligated to pay Arrow $503,500 on or before August 15, 2020, DragonWave-X gave a consent judgment to Arrow in the amount of $503,000, and the Company guaranteed DragonWave-X's payment to Arrow. The consent judgment against DragonWave-X was entered on June 15, 2020. Also on June 15, 2020 the Company was dismissed from the case. On August 14, 2020, Arrow and DragonWave entered into an amendment to the June 12, 2020 settlement agreement whereby DragonWave was obligated to pay Arrow $200,000 on or before August 17, 2020 and $313,000 on or before September 18, 2020. As of August 18, 2020 $200,000 was paid to Arrow.
Inventory purchase		$ 520,000
Certain installments fee		$ 10,000
Commitments and Contingencies, description			Michael Powell filed suit against DragonWave-X, LLC, DragonWave-X, Inc., Transform-X, Inc., ComSovereign Corp, and the Company in the Pima County Arizona Superior Court, Case No. C20202216. Mr. Powell has alleged that he entered into an employment agreement with DragonWave-X, Inc. in July 2018, was terminated without cause in May 2019, and is owed approximately $182,000 in wages and $50,000 in bonuses. Mr. Powell is seeking approximately $697,000 in treble damages, punitive damages, consequential damages, interest and attorneys’ fees and costs. The Company disputes Mr. Powell’s allegations and intends to vigorously defend the lawsuit.